1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.2%

ALABAMA – 0.9%

HIGHER EDUCATION – 0.3%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,203,217

WATER – 0.6%

Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34	1,840,000	2,166,283

TOTAL ALABAMA		$3,369,500

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	2,080,130

TOTAL ALASKA		$2,080,130

ARIZONA – 2.5%

DEVELOPMENT – 0.1%

Industrial Development Authority of the City of Phoenix, AZ, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	150,000	170,076

EDUCATION – 1.4%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,217,332

5.00%, 11/01/30	1,000,000	1,260,825

5.00%, 11/01/32	865,000	1,082,007

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,507,927

TOTAL EDUCATION		$5,068,091

HOUSING – 0.2%

Industrial Development Authority of the County of Pima, AZ, IDA, Revenue Bonds, Prerefunded/ETM, 8.20%, 09/01/21	760,000	764,662

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	1,000,000	1,347,161

5.00%, 09/01/35	725,000	974,936

5.00%, 09/01/36	500,000	670,617

TOTAL MEDICAL		$2,992,714

TOTAL ARIZONA		$8,995,543

Description	Par Value	Value

ARKANSAS – 1.5%

SCHOOL DISTRICT – 0.5%

Siloam Springs School District No. 21 of Benton County, AR, GO Limited, Current Refunding Bonds, AD Valorem Property Tax, 2.00%, 06/01/24	$1,720,000	$1,803,505

WATER – 1.0%

Fort Smith, Water & Sewer, AR, Advance Refunding Revenue Bonds, (BAM), 5.00%, 10/01/28	2,815,000	3,443,226

TOTAL ARKANSAS		$5,246,731

CALIFORNIA – 2.2%

AIRPORT – 0.3%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	1,012,161

EDUCATION – 0.0%**

Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	10,000	10,994

GENERAL – 0.4%

Salinas Public Facilities, Inc., CA, Revenue Bonds, (City of Salinas Public Safety Building Project), 4.00%, 12/01/29	1,000,000	1,167,667

San Bernardino County, CA, Certificates of Participation, (Capital Facility Project), (Series B), Prerefunded/ETM, 6.88%, 08/01/24	320,000	352,686

TOTAL GENERAL		$1,520,353

GENERAL OBLIGATIONS – 1.3%

State of California, CA, GO Unlimited, Current Refunding, 5.00%, 04/01/32	2,250,000	3,169,546

State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,422,579

TOTAL GENERAL OBLIGATIONS		$4,592,125

HIGHER EDUCATION – 0.0%**

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), Prerefunded/ETM, 5.25%, 04/01/24	5,000	5,401

POWER – 0.2%

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), Prerefunded/ETM, 6.00%, 07/01/22	60,000	63,217

Redding City Electric System, CA, Revenue Bonds, (NATL), Prerefunded/ETM, 6.37%, 07/01/22	270,000	284,742

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Sacramento Municipal Utility District, CA, Revenue Bonds, (Series K-BHAC-CR), (BHAC-CR AMBAC), 5.25%, 07/01/24	$460,000	$505,869

TOTAL POWER		$853,828

TOTAL CALIFORNIA		$7,994,862

COLORADO – 3.5%

AIRPORT – 0.9%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,159,518

HIGHER EDUCATION – 0.8%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,772,872

HOUSING – 0.5%

Colorado Housing and Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 05/01/50	1,805,000	1,995,049

MEDICAL – 0.7%

Colorado Health Facilities Authority, CO, Advance Refunding Revenue Bonds, (NCMC, Inc. Project), Prerefunded/ETM, 5.00%, 05/15/26	100,000	121,348

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49Δ	2,000,000	2,391,167

TOTAL MEDICAL		$2,512,515

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	2,199,278

TOTAL COLORADO		$12,639,232

CONNECTICUT – 4.5%

GENERAL OBLIGATIONS – 1.1%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	3,282,556

State of Connecticut, CT, GO Unlimited, Refunding Notes, (Series E), 5.00%, 09/15/27	500,000	634,308

TOTAL GENERAL OBLIGATIONS		$3,916,864

HIGHER EDUCATION – 1.3%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,689,192

University of Connecticut, CT, Revenue Bonds, (Series A)

5.00%, 03/15/31	1,480,000	1,771,685

5.00%, 01/15/33	1,000,000	1,221,051

TOTAL HIGHER EDUCATION		$4,681,928

Description	Par Value	Value

HOUSING – 1.3%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	$2,795,000	$3,182,705

Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,405,000	1,525,034

TOTAL HOUSING		$4,707,739

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	685,000	822,739

4.00%, 07/01/29	500,000	608,462

4.00%, 07/01/30	600,000	738,592

TOTAL MEDICAL		$2,169,793

TRANSPORTATION – 0.2%

Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, (Series A), 5.00%, 05/01/25	625,000	736,244

TOTAL CONNECTICUT		$16,212,568

DISTRICT OF COLUMBIA – 1.5%

GENERAL – 0.8%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	816,077

5.00%, 10/01/31	875,000	1,164,600

5.00%, 10/01/32	500,000	662,379

TOTAL GENERAL		$2,643,056

GENERAL OBLIGATIONS – 0.7%

District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	2,080,000	2,591,031

TOTAL DISTRICT OF COLUMBIA		$5,234,087

FLORIDA – 5.2%

GENERAL – 0.0%**

Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), Prerefunded/ETM, 5.25%, 10/01/30	65,000	88,004

GENERAL OBLIGATIONS – 0.7%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,428,209

HIGHER EDUCATION – 1.6%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	750,000	940,973

5.00%, 04/01/30	750,000	933,767

5.00%, 04/01/31	750,000	931,851

5.00%, 04/01/33	750,000	927,539

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	$1,600,000	$1,930,484

TOTAL HIGHER EDUCATION		$5,664,614

HOUSING – 1.5%

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), Prerefunded/ETM, 3.25%, 12/01/27	465,000	505,179

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series C), Prerefunded/ETM, 5.38%, 12/01/52	410,000	457,181

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A)

5.00%, 02/01/25	500,000	577,121

5.00%, 02/01/26	500,000	596,356

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 03/01/50	3,125,000	3,463,425

TOTAL HOUSING		$5,599,262

TRANSPORTATION – 0.5%

Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,670,711

WATER – 0.9%

Miami-Dade County, FL, Water & Sewer System, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,151,759

Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), Prerefunded/ETM, 4.50%, 10/01/22	150,000	154,172

TOTAL WATER		$3,305,931

TOTAL FLORIDA		$18,756,731

GEORGIA – 0.6%

GENERAL – 0.1%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	249,000	281,561

HOUSING – 0.5%

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Prerefunded, 5.00%, 07/01/31	315,000	394,748

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	1,260,000	1,552,133

TOTAL HOUSING		$1,946,881

TOTAL GEORGIA		$2,228,442

Description	Par Value	Value

HAWAII – 0.4%

GENERAL OBLIGATIONS – 0.4%

State of Hawaii, HI, GO Unlimited, (Series FT), 5.00%, 01/01/26	$1,075,000	$1,292,878

TOTAL HAWAII		$1,292,878

ILLINOIS – 10.9%

AIRPORT – 0.7%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,493,843

GENERAL – 3.8%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	7,620,000	9,127,981

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,954,579

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,385,972

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), Prerefunded/ETM, 8.00%, 12/01/29	240,000	254,568

TOTAL GENERAL		$13,723,100

GENERAL OBLIGATIONS – 4.7%

Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D)

5.00%, 01/01/26	1,250,000	1,381,007

5.00%, 01/01/27	3,455,000	3,810,226

Chicago, IL, GO Limited, (Lakefront Millennium Parking Facilities), (NATL), Prerefunded/ETM, 5.75%, 01/01/23	50,000	52,502

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/25	3,000,000	3,441,646

Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,545,066

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	5,040,000	5,825,288

TOTAL GENERAL OBLIGATIONS		$17,055,735

HOUSING – 1.1%

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.02%, 05/15/50Δ	925,000	946,492

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series A), 3.75%, 04/01/50	2,570,000	2,868,856

TOTAL HOUSING		$3,815,348

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.1%

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Evangelical Hospital), (Series A), Prerefunded/ETM, 6.25%, 04/15/22	$175,000	$182,580

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Franciscan Sisters Health Care), (NATL), Prerefunded/ETM, 6.25%, 09/01/21	20,000	20,095

Illinois Health Facilities Authority, IL, Revenue Bonds, (Ancilla Systems Inc.), (Series B), (NATL), Prerefunded/ETM, 5.25%, 07/01/22	45,000	47,089

Illinois Health Facilities Authority, IL, Revenue Bonds, (Evangelical Hospital), (Series C), Prerefunded/ETM, 6.25%, 04/15/22	5,000	5,211

TOTAL MEDICAL		$254,975

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,843,017

TOTAL ILLINOIS		$39,186,018

INDIANA – 2.5%

DEVELOPMENT – 2.2%

Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44Δ	6,500,000	7,914,020

HOUSING – 0.3%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	895,000	934,703

TOTAL INDIANA		$8,848,723

KENTUCKY – 1.3%

GENERAL – 1.3%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50Δ	2,000,000	2,383,620

Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	2,000,000	2,338,815

TOTAL KENTUCKY		$4,722,435

MARYLAND – 2.1%

AIRPORT – 0.9%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	730,000	933,987

5.00%, 08/01/29	500,000	653,943

5.00%, 08/01/30	515,000	685,464

5.00%, 08/01/31	650,000	880,431

TOTAL AIRPORT		$3,153,825

GENERAL OBLIGATIONS – 1.0%

Anne Arundel County, MD, GO Limited, AD Valorem Property Tax, 5.00%, 10/01/25	1,000,000	1,196,174

Description	Par Value	Value

State of Maryland, MD, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series B Second Series), 5.00%, 08/01/27	$2,000,000	$2,535,402

TOTAL GENERAL OBLIGATIONS		$3,731,576

MEDICAL – 0.0%**

Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Helix Health Issue), (AMBAC), Prerefunded/ETM, 5.00%, 07/01/27	130,000	151,256

TRANSPORTATION – 0.2%

Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	602,483

TOTAL MARYLAND		$7,639,140

MASSACHUSETTS – 4.2%

GENERAL OBLIGATIONS – 1.1%

Commonwealth of Massachusetts, MA, GO Limited, (Series B), 5.00%, 01/01/31	3,000,000	3,803,877

HIGHER EDUCATION – 0.8%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L) 5.00%, 10/01/30	1,180,000	1,495,957

5.00%, 10/01/31	1,000,000	1,261,720

TOTAL HIGHER EDUCATION		$2,757,677

MEDICAL – 1.2%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,198,562

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	3,082,079

TOTAL MEDICAL		$4,280,641

STUDENT LOAN – 0.7%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	2,200,000	2,575,417

WATER – 0.4%

Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 08/01/33	1,000,000	1,484,160

TOTAL MASSACHUSETTS		$14,901,772

MICHIGAN – 4.5%

GENERAL – 1.7%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	5,996,751

MEDICAL – 1.2%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 05/15/30	2,055,000	2,483,490

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Beaumont Health Credit Group), (Series A), 5.00%, 08/01/31	$1,655,000	$1,882,032

TOTAL MEDICAL		$4,365,522

SCHOOL DISTRICT – 1.1%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,572,966

4.00%, 05/01/34	1,000,000	1,179,635

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,252,173

TOTAL SCHOOL DISTRICT		$4,004,774

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC), 5.50%, 07/01/29	150,000	186,001

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,691,916

TOTAL WATER		$1,877,917

TOTAL MICHIGAN		$16,244,964

MINNESOTA – 0.8%

HOUSING – 0.8%

Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,674,786	2,924,915

TOTAL MINNESOTA		$2,924,915

NEBRASKA – 0.8%

SINGLE FAMILY HSG – 0.8%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	2,515,000	2,710,258

TOTAL NEBRASKA		$2,710,258

NEW JERSEY – 5.4%

EDUCATION – 0.4%

New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	1,100,000	1,336,677

GENERAL – 3.2%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,187,154

New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,442,132

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	254,759

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,922,076

Description	Par Value	Value

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)

5.00%, 12/15/28	$2,135,000	$2,731,079

5.00%, 12/15/34	3,000,000	3,785,679

TOTAL GENERAL		$11,322,879

HIGHER EDUCATION – 1.3%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), 5.00%, 07/01/27	2,000,000	2,336,515

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,203,344

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,218,356

TOTAL HIGHER EDUCATION		$4,758,215

HOUSING – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	444,935

New Jersey Housing & Mortgage Finance Agency, NJ, Multi Family Revenue Bonds, (Series A), Prerefunded/ETM, 6.00%, 11/01/23	20,000	20,286

TOTAL HOUSING		$465,221

MEDICAL – 0.1%

New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), Prerefunded/ETM, 3.75%, 07/01/27	140,000	157,354

New Jersey Health Care Facilities Financing Authority, NJ, Refunding Revenue Bonds, (Saint Clare’s Hospital, Inc.), (Series A), (AGC), Prerefunded/ETM, 4.75%, 07/01/25	195,000	222,380

TOTAL MEDICAL		$379,734

SCHOOL DISTRICT – 0.3%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)

5.00%, 07/15/28	250,000	319,912

5.00%, 07/15/29	250,000	326,889

5.00%, 07/15/30	250,000	333,475

TOTAL SCHOOL DISTRICT		$980,276

TOTAL NEW JERSEY		$19,243,002

NEW YORK – 7.0%

GENERAL OBLIGATIONS – 0.3%

New York City, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A-1), 5.00%, 08/01/24	1,000,000	1,144,599

HIGHER EDUCATION – 0.7%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,321,954

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	$990,000	$1,252,104

TOTAL HIGHER EDUCATION		$2,574,058

HOUSING – 0.6%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,051,417

MEDICAL – 0.4%

New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	1,535,000	1,653,664

MULTIFAMILY HSG – 0.7%

New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 05/01/59Δ	2,500,000	2,513,833

TRANSPORTATION – 3.1%

Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series F), 5.00%, 11/15/22	1,865,000	1,979,325

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	3,000,000	3,452,708

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,200,722

5.00%, 09/15/31	2,500,000	3,121,204

Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	1,050,000	1,242,267

TOTAL TRANSPORTATION		$10,996,226

WATER – 1.2%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	3,000,000	4,164,302

TOTAL NEW YORK		$25,098,099

NORTH CAROLINA – 2.0%

MEDICAL – 0.1%

Wake County, NC, Refunding Revenue Bonds, Hospital System, (NATL), Prerefunded/ETM, 5.13%, 10/01/26	185,000	208,698

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	5,539,142

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,599,300

TOTAL NORTH CAROLINA		$7,347,140

Description	Par Value	Value

OHIO – 4.4%

HIGHER EDUCATION – 0.4%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	$1,000,000	$1,296,022

HOUSING – 1.2%

Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 03/01/50	3,715,000	4,179,516

MEDICAL – 1.5%

Mahoning County, OH, Hospital Improvement Revenue Bonds, (Western Reserve Care System Project), (NATL), Prerefunded/ETM, 5.50%, 10/15/25	70,000	78,045

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,869,561

Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded - Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	11,076

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,479,470

TOTAL MEDICAL		$5,438,152

TRANSPORTATION – 0.6%

Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,985,000	2,149,656

WATER – 0.7%

Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Lease Revenue Bonds, (Series A), 5.00%, 12/01/31	2,000,000	2,691,388

TOTAL OHIO		$15,754,734

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%

Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,352,902

TOTAL OREGON		$1,352,902

PENNSYLVANIA – 6.3%

AIRPORT – 0.5%

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,850,101

DEVELOPMENT – 0.9%

Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 08/01/38Δ	3,000,000	3,121,317

FACILITIES – 0.3%

Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 0.55%, 09/01/48Δ	1,000,000	999,218

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.2%

Commonwealth of Pennsylvania, PA, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 01/01/27	$660,000	$820,654

HIGHER EDUCATION – 0.3%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,232,266

MEDICAL – 0.5%

Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc., Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), Prerefunded/ETM, 5.50%, 07/01/23	340,000	364,949

Pottsville Hospital Authority, PA, Current Refunding Revenue Bonds, (Schuylkill Health System Project), Prerefunded/ETM, 6.50%, 07/01/28	1,260,000	1,473,407

TOTAL MEDICAL		$1,838,356

TOBACCO SETTLEMENT – 0.4%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,240,168

TRANSPORTATION – 0.7%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,506,578

UTILITIES – 0.4%

Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,327,138

WATER – 2.1%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	7,106,119

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	483,496

TOTAL WATER		$7,589,615

TOTAL PENNSYLVANIA		$22,525,411

PUERTO RICO – 0.2%

GENERAL – 0.2%

Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, (Commonwealth), (Series E), (AGC-ICC), Prerefunded/ETM, 6.00%, 08/01/26	510,000	645,882

TOTAL PUERTO RICO		$645,882

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,326,647

TOTAL RHODE ISLAND		$1,326,647

Description	Par Value	Value

SOUTH CAROLINA – 1.8%

HOUSING – 0.3%

South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	$1,060,000	$1,134,832

TOBACCO SETTLEMENT – 1.5%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	3,745,000	5,294,009

TOTAL SOUTH CAROLINA		$6,428,841

SOUTH DAKOTA – 0.6%

SINGLE FAMILY HSG – 0.6%

South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	1,920,000	2,135,026

TOTAL SOUTH DAKOTA		$2,135,026

TENNESSEE – 0.1%

MEDICAL – 0.1%

Metropolitan Govt. Nashville & Davidson County Health & Educational Facility Board, TN, Refunding Revenue Bonds, (Series A), (NATL), 4.88%, 11/01/28	255,000	297,532

TOTAL TENNESSEE		$297,532

TEXAS – 11.2%

AIRPORT – 0.4%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,242,493

EDUCATION – 1.0%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)

5.00%, 08/15/27	1,000,000	1,258,916

5.00%, 08/15/29	1,000,000	1,286,698

5.00%, 08/15/31	835,000	983,984

TOTAL EDUCATION		$3,529,598

GENERAL OBLIGATIONS – 4.6%

Collin County Community College District, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 08/15/27	1,000,000	1,265,009

5.00%, 08/15/33	2,000,000	2,638,238

El Paso, TX, GO Limited, AD Valorem Property Tax, 4.00%, 08/15/33	2,300,000	2,669,623

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax

4.00%, 04/01/22	100,000	102,352

4.00%, 04/01/23	100,000	105,752

4.00%, 04/01/24	100,000	108,843

4.00%, 04/01/25	100,000	111,425

4.00%, 04/01/26	100,000	113,526

4.00%, 04/01/27	100,000	115,162

4.00%, 04/01/28	100,000	116,451

4.00%, 04/01/29	100,000	117,332

4.00%, 04/01/30	100,000	117,780

July 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

4.00%, 04/01/31	$350,000	$410,228

4.00%, 04/01/32	100,000	116,625

4.00%, 04/01/33	100,000	116,341

4.00%, 04/01/34	100,000	116,142

4.00%, 04/01/35	100,000	115,812

4.00%, 04/01/36	380,000	438,684

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,701,511

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,891,649

TOTAL GENERAL OBLIGATIONS		$16,488,485

HOUSING – 0.8%

Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), 4.00%, 03/01/50	2,535,000	2,885,733

MEDICAL – 0.6%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,857,641

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC-TCRS), Prerefunded/ETM, 6.00%, 09/01/24	85,000	92,983

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC-TCRS), Prerefunded/ETM, 6.00%, 09/01/24	90,000	98,453

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), Prerefunded/ETM, 6.00%, 09/01/24	60,000	65,635

TOTAL MEDICAL		$2,114,712

SCHOOL DISTRICT – 1.3%

Beaumont Independent School District, TX, GO Unlimited, Current Refunding, AD Valorem Property Tax, 4.00%, 02/15/31	1,000,000	1,162,627

Lewisville Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 4.00%, 08/15/34	3,000,000	3,659,724

TOTAL SCHOOL DISTRICT		$4,822,351

TRANSPORTATION – 1.2%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,836,331

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,132,686

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,376,782

TOTAL TRANSPORTATION		$4,345,799

UTILITIES – 1.3%

Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 05/15/25	4,315,000	4,740,881

TOTAL TEXAS		$40,170,052

Description	Par Value	Value

UTAH – 4.2%

AIRPORT – 1.9%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	$3,000,000	$3,749,768

5.00%, 07/01/33	2,500,000	3,116,621

TOTAL AIRPORT		$6,866,389

MEDICAL – 2.3%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	2,500,000	2,899,031

5.13%, 02/15/33	4,440,000	5,107,564

TOTAL MEDICAL		$8,006,595

TOTAL UTAH		$14,872,984

WASHINGTON – 3.5%

GENERAL – 1.2%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,885,000	4,331,646

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	2,177,254

SCHOOL DISTRICT – 1.3%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,730,054

King County School District No. 414 Lake Washington, WA, GO Limited, AD Valorem Property Tax, 4.00%, 12/01/23	1,000,000	1,090,219

TOTAL SCHOOL DISTRICT		$4,820,273

WATER – 0.4%

King County, Sewer, WA, Advance Refunding Revenue Bonds, 5.00%, 07/01/32	1,100,000	1,364,901

TOTAL WASHINGTON		$12,694,074

WISCONSIN – 0.2%

MEDICAL – 0.2%

Wisconsin Health & Educational Facilities Authority, WI, Current Refunding Revenue Bonds, (Aurora Health Care, Inc.), (Series A), Prerefunded/ETM, 5.13%, 04/15/31	500,000	541,590

TOTAL WISCONSIN		$541,590

TOTAL MUNICIPAL BONDS (Cost $335,358,155)		$351,662,845

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Municipal Bond Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	3,704,961	$3,704,961

TOTAL MONEY MARKET FUND (Cost $3,704,961)		$3,704,961

TOTAL INVESTMENTS – 99.2% (Cost $339,063,116)		$355,367,806
OTHER ASSETS LESS LIABILITIES – 0.8%		2,836,723

TOTAL NET ASSETS – 100.0%		$358,204,529

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$351,662,845	$—	$351,662,845

Money Market Fund	3,704,961	—	—	3,704,961

Total	$3,704,961	$351,662,845	$—	$355,367,806

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their descriptions.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

IBC	International Bancshares Corporation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

RE	Reinsurance

SCH BD GTY	School Bond Guaranty

July 31, 2021 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)